Offsets	Jan. 22, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Oragenics, Inc.
Form or Filing Type	S-3
File Number	333-269225
Initial Filing Date	Jan. 13, 2023
Fee Offset Claimed	$ 3,763
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, Warrants and Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 34,156,040
Termination / Withdrawal Statement	Of this amount, $3,763.00 is associated with the Unsold Securities. Pursuant to Rule 457(p), the filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Oragenics, Inc
Form or Filing Type	S-3
File Number	333-269225
Filing Date	Jan. 13, 2023
Fee Paid with Fee Offset Source	$ 3,763